Summary of Significant Components of Current and Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes		R$ 621,246		R$ 1,123,510
Total current taxes payable		27,026		567,129
Other temporary differences	[1]	5,117,917		8,854,946
Tax loss carryforwards		13,703,530	[2]	5,752,241	[2]	R$ 4,956,994
Total deferred taxes assets		18,821,447		14,607,187		13,806,955
Other intangibles		(2,121,763)		(2,428,128)
Pension plan assets		(249,796)		(333,899)		(316,060)
Other temporary differences		(790,534)	[3]	(1,073,293)	[3]	(1,324,904)
Total deferred tax liabilities		(3,162,093)		(3,835,320)		(4,348,229)
Valuation allowance		(15,636,304)		(11,269,242)		R$ (10,134,731)
Total deferred taxes, net				(497,375)
Total deferred taxes, net		23,050
Imposto de Renda de Pessoa Juridica (IRPJ)
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[4]	287,472		565,725
Corporation Taxes
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[4]	91,996		135,348
IRRF/CSLL-withholding income taxes
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[5]	241,778		422,437
Income Taxes Payable
Income Tax Rate Reconciliation [Line Items]
Total current taxes payable		21,628		416,080
Social Corporation Taxes
Income Tax Rate Reconciliation [Line Items]
Total current taxes payable		R$ 5,398		R$ 151,049

[1]	For the year ended December 31, 2018, total valuation allowance increased from R$11,269,242 (10,134,731 in 2016) to R$15,636,304, reflecting a net change in the valuation allowance totaling R$4,367,062 recognized for the companies that, as of December 31, 2018, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
[2]	The tax loss carryfowards in Brazil and foreign subsidiaries is approximately R$29,692,453 and R$14,432,380, and corresponding to R$10,095,435 and R$3,608,095 of deferred tax assets, respectively, which do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.
[3]	Refer mainly the tax effects of foreign exchange liabilities, monetary variations of judicial deposits and tax incentives.
[4]	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
[5]	Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.